PROPERTY, PLANT AND MINE DEVELOPMENT - Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and mine development
Property, plant and equipment	$ 18,459,400	$ 7,675,595	$ 7,325,418
Canada
Property, plant and mine development
Property, plant and equipment	15,228,426	5,558,800
Australia
Property, plant and mine development
Property, plant and equipment	1,188,301
Finland
Property, plant and mine development
Property, plant and equipment	1,447,399	1,435,881
Sweden
Property, plant and mine development
Property, plant and equipment	13,812	13,812
Mexico
Property, plant and mine development
Property, plant and equipment	573,922	659,469
United states
Property, plant and mine development
Property, plant and equipment	$ 7,540	$ 7,633